Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2019
Auditor's remuneration [abstract]
Schedule of auditors' remuneration

	Years Ended June 30,
	2019	2018	2017

- audit and review fees: current year financial reports	279,622	232,960	260,645
- audit and review fees: internal controls	20,800	20,000	20,590

	300,422	252,960	281,235